CASH AND CASH EQUIVALENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Cash and banks (1)	R$ 191,975	R$ 250,168
Short-term investments (2)	5,570,106	3,143,209
Total	R$ 5,762,081	R$ 3,393,377	R$ 3,381,328	R$ 4,050,338